Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries and all intercompany transactions and balances have been eliminated upon consolidation.

Going concern

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. The Company has incurred significant losses from operations of approximately HK$23.5 million for the year end March 31, 2026 and has accumulated deficit of HK$47.7 million. These factors raise substantial doubt about the Company's ability to continue as a going concern.

To address its capital and liquidity requirements, management has implemented several financing and operational initiatives. Subsequent to the year ended March 31, 2026, on April 16, 2026, the Company successfully closed a registered follow-on public offering, generating gross proceeds of US$6,000,000 (net proceeds of approximately US$5,435,772) to support working capital and general corporate purposes.

Operationally, the Company plans to increase its revenue by strengthen communication and coordination with game companies to accelerate the development speed of games and gaming platforms, explore new advertising sources, and reduce unnecessary cost expenditures. If deemed necessary, management may also seek to raise additional capital by way of admitting strategic investors, conducting further private or public offerings, or by securing loans from banks or other financial institution to support daily operation.

While management believes in the viability of its strategy to generate sufficient revenues and its ability to raise additional funds on reasonable terms and conditions, there can be no assurances to that effect.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, the allowance for credit losses, useful lives of property and equipment, deferred income taxes, the realization of deferred tax assets, revenue recognition and other provisions and contingencies. Actual results could differ from those estimates.

Foreign Currency Translation

The Company uses Hong Kong Dollar (“HK$”) as its reporting currency. The functional currency of the Company in British Virgin Islands and its subsidiaries in Hong Kong is HK$. The functional currency is the currency of the primary economic environment in which an entity operates as stated by ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the income statements during the year in which they occur.

Translations of amounts in the consolidated balance sheets, consolidated statements of income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from HK$ into US$ for the year ended March 31, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8400, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.

ASC 820 defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	—	Quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2	—	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly in the market place.

Level 3	—	Unobservable inputs that are supported by little or no market.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, amounts due from/(to) related parties, amount due to a director, deposits and other receivables, accounts payable, amount due to a shareholder, accruals and other payables, operating lease liabilities and bank borrowings are approximate the fair value of the respective assets and liabilities as of March 31, 2026 and 2025 owing to their short-term nature or present value of the assets and liabilities.

Cash and Cash Equivalents

Cash comprise cash at banks and on hand which includes deposits with original maturities of three months or less with commercial banks in Hong Kong. As of March 31, 2026 and 2025, the Company did not have any cash equivalents. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected up to HK$500,000 per account holder in each bank which is a member of the Hong Kong Deposit Protection Scheme.

Accounts Receivable

Accounts receivable mainly represent amounts due from clients for advertising services which are recorded net of allowance for credit losses. The Company grants general credit term of 30 days to its customers in the normal course of business. The management considers various factors such as historical collection record, customer’s current creditworthiness, customer’s concentration, the age of the accounts receivable balance both individually and aggregately and general economic conditions to determine the collectability of the accounts receivable balances.

The Company carries accounts receivable at the face amounts less a reserve for estimated credit losses in accordance with the current expected credit loss (CECL) model under ASC 326. The Company estimates its reserve for credit losses using relevant available information from internal and external sources relating to past events, current conditions and reasonable and supportable forecasts. Accounts receivable are written off when deemed uncollectible, and any subsequent recoveries are recognized in income when received. During the year ended March 31, 2026, the Company recorded a reversal of the provision for credit losses of HK$258,924 (US$33,026) on the consolidated financial statement related to accounts receivable. As of March 31, 2026, the reserve for credit losses was HK$71,113 (US$9,071).

Deposits, prepayments and other receivables

Deposits represent deposit paid to service providers such as utilities and office rental. Prepayments represent (i) advance payments made to the service providers for the advertising services and the vendors for certain prepaid services such as insurance, (ii) prepayment for exhibitions, (iii) prepaid games and game platform maintenance service fee. Other receivables primarily represent the amount due from a cooperative exhibition service provider. During the year ended March 31, 2026, the Company recorded a reversal of impairment loss on prepayment for exhibitions of HK$3,083,924 (US$393,358). Deposits, prepayments and other receivables are unsecured and are reviewed periodically to determine whether their carrying value have become impaired.

Lease

The Company applies ASU 2016-02 Leases (Topic 842) (“Topic 842”). The lease standard provides practical expedients for an entity ongoing accounting. The Company elected to apply the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement. Lease terms used to compute the present value of lease payments do not include any option to extend, renew or terminate the lease that the Company is not able to reasonably certain to exercise upon the lease inception. Accordingly, ROU assets and operating lease liabilities do not include leases with a lease term of 12 months or less.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management and utilities. It separates the non-lease components from the lease components to which they relate.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The ROU assets also any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years

Expenditures for maintenance and repairs are expensed as incurred. Expenditures for major renewals and improvements which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income in other income, net.

Games Development Costs

The Company capitalizes eligible games development costs in accordance with ASC 985-20, Costs of Software to Be Sold, Leased, or Marketed, once technological feasibility is established. Costs incurred prior to establishing technological feasibility are expensed as research and development. Capitalized costs are amortized on a product-by-product basis over the estimated economic life of the game, using the greater of the straight-line method or the ratio of current to total estimated future gross revenues. The Company evaluates these assets for impairment at each balance sheet date, recording an impairment loss if the unamortized cost exceeds the estimated net realizable value. As of March 31, 2026, the Company recognized an impairment loss of games development costs of HK$4,312,000 (US$550,000).

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There were no impairment losses on long-lived assets for the years ended March 31, 2026 and 2025.

Revenue Recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all years presented.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all years presented.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services.

The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company enters into contracts with customers that include promises to transfer various services, which are generally capable of being distinct and accounted for as separate performance obligations. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate. Revenue is recognized when the promised services are transferred to customers, in an amount that reflects the consideration allocated to the respective performance obligation.

The Company is engaging in the one-stop advertising services to customers in Hong Kong. The Company’s principal revenue stream includes:

(a)	Online advertising

For revenue generated through the online placement of advertisements, the Company’s performance obligation is fulfilled at the point in time when the advertisement content is broadcasted in the digital media and the marketing publication is publicly released, or the transfer of the broadcasting right to the customer is made.

In the event the contract with the customer further entitles the Company to a one-off licensing fee for granting the customer the intellectual property right attached to the advertising contents and materials, the Company concluded that such licensing fee is integral to but not distinct or separated from the overall advertising solution package.

The entire transaction price of the advertising contract, inclusive of the online advertising fee and the licensing fee, is attributed as a single performance obligation and revenue is recognized at the point in time when the Company’s contractual obligation is completed that is the broadcast of the advertisement content and transfer of the intellectual property right are simultaneously fulfilled.

(b) Offline advertising and web banner marketing

For revenue generated through the offline and web banner placement, the Company performed its services over a specific tenure set out in the advertising contract. The performance obligation is fulfilled over this pre-determined period when the agreed-upon action is completed or when the advertisement is displayed in the relevant medium to the public or target audience.

The Company recognizes the revenue over the pre-determined contract period, generally the advertising period, during which its services are rendered to the advertiser and satisfied the relevant performance obligation. The Company enters a distinct contract with its customers. The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over time. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(c) Provisioning of strategic planning services

Revenue generated from providing strategic planning services is recognized over time as the Company successively fulfils its performance obligation over the contractual service period and the advertiser simultaneously receives and consumes the benefits provided by the Company’s service performance.

The Company concluded that each of the respective services (1) is distinct and (2) meets the criteria for recognizing revenue over contractual service period. In addition, the nature of services provided for each successive period are substantially similar and result in the transfer of substantially the same benefit to the customers. That is, the benefit consumed by the clients is substantially similar for each month, even though the exact volume of services may vary. Therefore, we concluded that the periodic services fee satisfies the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation.

(d) Other services

Other services rendered by the Company to its clients include provision of (i) administrative services; and (ii) strategic planning on a profit-sharing fee basis.

The Company’s administrative services generally, including delivery costs and prop making, are typically rendered on a per-task basis, for which the Company enters into an individual contract with the client for the performance of a specific service with a corresponding distinct performance obligation. For these services, the Company will charge a service fee which is normally determined as a particular mark-up percentage of the budgeted cost of the services. Revenue from the provision of administrative services is recognized at a point in time when the service delivery was made and the performance obligation is fulfilled.

The Company’s profit-sharing with strategic planning services is governed by a relevant framework agreement incepted with the client, according to which the Company is entitled to a profit-sharing determined as a specific percentage of the advertiser’s net profit derived during the pre-determined contractual period from the underlying mobiles games. Revenue generated from the provision of these services is recognized at a point in time when the advertiser ascertains the underlying mobile games’ net profit and confirmed our entitled profit-sharing amount.

The following table presents disaggregated information of revenues by major service lines for the years ended March 31, 2026 and 2025, respectively:

	For the years ended March 31
	2025	2026	2026
	HK$	HK$	US$
Online advertising	10,728,665	10,862,227	1,385,488
Offline advertising and web banner	17,966,617	14,289,326	1,822,618
Strategic planning services	369,124	418,331	53,359
Other services	1,407,725	3,147,679	401,489
	30,472,131	28,717,563	3,662,954

Revenue disaggregated by timing of revenue recognition for the years ended March 31, 2026 and 2025 is disclosed in the table below:

	For the years ended March 31
	2025	2026	2026
	HK$	HK$	US$
Point in time	12,136,390	14,004,721	1,786,316
Over time	18,335,741	14,712,842	1,876,638
	30,472,131	28,717,563	3,662,954

The Company also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. As of March 31, 2026 and 2025, all contracts of the Company were with an original expected duration within one year.

Contract Liabilities

The Company’s contract liabilities include payments received in advance of performance under offline advertising and web banner marketing service contracts which will be recognized as revenue as the Company executed the advertising services with customers under the contract.

Contract Liabilities are recognized when the customers pay consideration before the Company recognizes the related revenue. Contract Liabilities would also be recognized if the Company has an unconditional right to receive consideration before the Company recognizes the related revenue. In such cases, a corresponding receivable would also be recognized.

Other Income, net

Other income, net primarily consists of bank interest income, reversals of the provision for credit losses, and reversals of prior-period operational over-accruals. Bank interest income is recognized as earned. Reversals of over-accruals are recognized when the underlying liabilities are settled or are no longer required. Further details regarding the reversal of the provision for credit losses are disclosed in the "Accounts Receivable" note.

Cost of Services

The Company’s cost of services is primarily comprised of the subcontract costs of online advertising, offline advertising cost, exhibition costs, consultation fee, staff costs and other direct costs associated with providing other services, including delivery costs, discount and production costs. These costs are expenses as incurred.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax in the year incurred.

Segment reporting

The Company operates and manages its business as a single segment, in accordance with ASC 280, Segment Reporting. The Company’s chief operating decision maker (“CODM”) is the Chairman and directors. The Company’s CODM reviews the consolidated results when making decision as a whole. The Company generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in Hong Kong.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of March 31, 2026 and 2025, there were no dilutive shares.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence by the same party, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Currency Risk

The Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

As of March 31, 2026 and 2025, the Company’s deposits its cash with banks located in Hong Kong and Taiwan. In Hong Kong, Deposit Protection Scheme is in place which protects eligible deposits held with banks in Hong Kong. Hong Kong Deposit Protection Board will compensate up to a limit of HK$500,000 to each depositor if the bank which hold eligible deposits fails. In Taiwan, Deposit Insurance provided by the Central Deposit Insurance Corporation are in place which protects eligible deposits held with financial institutions in Taiwan. Central Deposit Insurance Corporation will compensate up to a limit of NT$3 million to each depositor if the financial institution which hold eligible deposits fails. The Company believes that no significant credit risk exists and has not incurred any losses related to such deposits as of March 31, 2026 and 2025.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the directors.

For the years ended March 31, 2026 and 2025, all of the Company’s assets and liabilities were primarily located in Hong Kong and all of the Company’s revenue and cost of services were derived from its subsidiary located in Hong Kong. The Company does not allocate its assets located and expenses incurred outside Hong Kong to its Taiwan branch because these assets and activities are managed at a corporate level. The Company has a concentration of its revenue and accounts receivable with specific customers and cost of sales and accounts payable with specific suppliers.

For the year ended March 31, 2026, four customers accounted for 11.2%, 10.8%, 10.6% and 10.1% of the Company’s total revenue, respectively. For the year ended March 31, 2025, one customer accounted for 10.6% of the Company’s total revenue.

As of March 31, 2026, two customers’ accounts receivable accounted for 23.4% and 18.7% of the total accounts receivable, respectively. As of March 31, 2025, two customers’ accounts receivable accounted for 13.8% and 10.3% of the total accounts receivable, respectively.

For the years ended March 31, 2026 and 2025, no vendor accounted for over 10% of the Company’s total purchase.

As of March 31, 2026, one supplier’s accounts payable accounted for 14.3% of the total accounts payable. As of March 31, 2025, two suppliers’ accounts payable accounted for 26.1% and 22.6% of the total accounts payable, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Recently Issued Accounting Standards, not yet Adopted by the Company

In November 2024, the ASU 2025-01: Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) issued in January 2025 clarified the effective date of ASU 2024-03 published. ASU 2024-03 expanded the disclosure of financial statements under ASC 220-40 and requires public business entities (“PBE”) to provide a disaggregated disclosure of certain expense captions into specified categories in disclosure within the footnote to the financial statements while it does not change the expense captions on the face of the income statement. In the footnote to the financial statements, PBEs are required to disaggregate, in a tabular presentation, each relevant expense caption on the face of the income statement that includes any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization (DD&A) recognized as part of oil- and gas-producing activities or other types of depletion expenses. The tabular disclosure would also include certain other expenses, when applicable. This ASU will be effective for PBEs for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is allowed. The Company is evaluating the impact of the adoption of this guidance in its consolidated financial statements.

In July 2025, the FASB released Accounting Standards Updated No. 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which amends ASC 326-20 by simplifying the measurement of credit losses on current account receivable and current contract assets arising from transactions accounted for under ASC 606. The guidance provides a practical expedient for all entities and an accounting policy election for all private entities. The practical expedient allows entities to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when developing a reasonable and sustainable forecast for estimating expected credit losses on these assets. Entities other than public business entities that elect the practical expedient are permitted to make an accounting election to consider collection activity following the balance sheet date when measuring the estimated credit losses on those assets. This guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods on a prospective basis. Early adoption is permitted. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In December 2025, the FASB issued Accounting Standards Update No. 2025-11, “Interim Reporting (Topic 270), Narrow-Scope Improvements”. While this guidance does not change the fundamental nature of interim reporting or amend the current interim disclosure requirements, intends to improve the navigability of the required interim disclosures and clarify when that guidance is applicable and provides additional guidance on what disclosures should be included in interim reporting periods. It also requires entities to disclose events since the end of the last annual reporting period that have a significant impact on the entity. Under ASU 2025-11, all public entities are required to adopt this guidance for interim periods within annual periods beginning after December 15, 2027. This guidance is effective for entities other than public business entities for interim periods within annual periods beginning after December 15, 2028. The guidance can be applied either prospectively or retrospectively to any or all period periods presented in the financial statements. Early adoption is permitted for all entities. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and statements of cash flows.